ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 26,899	$ 16,546
Goodwill	28,662	20,227	$ 14,714
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	16,264	8,657
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	8,789	8,979
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	1,500	966
Deferred income tax assets	0
Less:
Consideration		1,473
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,756	1,264
Deferred income tax assets	0
Modulaire [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		100
Accounts receivable and other		418
Inventory		104
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		1,963
Intangible assets		1,941
Goodwill		1,667
Deferred income tax assets		0
Total assets		6,193
Less:
Accounts payable and other		(817)
Non-recourse borrowings		(27)
Deferred income tax liabilities		(590)
Non-controlling interests		0
Total liabilities		(1,434)
Net assets acquired		4,759
Consideration		4,759
Dexko [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		106
Accounts receivable and other		278
Inventory		436
Equity accounted investments		19
Investment properties		0
Property, plant and equipment		462
Intangible assets		2,212
Goodwill		1,408
Deferred income tax assets		6
Total assets		4,927
Less:
Accounts payable and other		(637)
Non-recourse borrowings		(2)
Deferred income tax liabilities		(504)
Non-controlling interests		(10)
Total liabilities		(1,153)
Net assets acquired		3,774
Consideration		3,774
Aldo [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		59
Accounts receivable and other		31
Inventory		48
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		5
Intangible assets		295
Goodwill		421
Deferred income tax assets		0
Total assets		859
Less:
Accounts payable and other		(136)
Non-recourse borrowings		0
Deferred income tax liabilities		(100)
Non-controlling interests		0
Total liabilities		(236)
Net assets acquired		623
Consideration		623
IPL [Member] | Infrastructure
Less:
Consideration		4,700
IPL [Member] | Infrastructure and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		121
Accounts receivable and other		420
Inventory		20
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		9,865
Intangible assets		2,569
Goodwill		2,096
Deferred income tax assets		0
Total assets		15,091
Less:
Accounts payable and other		(3,012)
Non-recourse borrowings		(6,185)
Deferred income tax liabilities		(1,229)
Non-controlling interests		0
Total liabilities		(10,426)
Net assets acquired		4,665
Consideration		4,665
Arlington | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		6
Accounts receivable and other		1
Inventory		0
Equity accounted investments		0
Investment properties		988
Property, plant and equipment		0
Intangible assets		2
Goodwill		36
Deferred income tax assets		0
Total assets		1,033
Less:
Accounts payable and other		(7)
Non-recourse borrowings		0
Deferred income tax liabilities		(36)
Non-controlling interests		0
Total liabilities		(43)
Net assets acquired		990
Consideration		990
CDK Global [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	301
Accounts receivable and other	544
Other financial assets	32
Inventory	15
Equity accounted investments	175
Property, plant and equipment	82
Intangible assets	4,827
Goodwill	4,580
Deferred income tax assets	2
Total assets	10,558
Less:
Accounts payable and other	(995)
Non-recourse borrowings	(72)
Deferred income tax liabilities	(1,098)
Non-controlling interests	(81)
Total liabilities	(2,246)
Net assets acquired	8,312
Consideration	8,312
Watermark Lodging [Member] | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	172
Accounts receivable and other	144
Other financial assets	0
Inventory	5
Equity accounted investments	222
Investment properties	0
Property, plant and equipment	3,161
Intangible assets	77
Goodwill	0
Total assets	3,781
Less:
Accounts payable and other	(327)
Non-recourse borrowings	(317)
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(644)
Net assets acquired	3,137
Consideration	3,137
Irish Office [Member] | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	74
Accounts receivable and other	1
Other financial assets	4
Inventory	0
Equity accounted investments	0
Investment properties	1,359
Property, plant and equipment	8
Intangible assets	0
Goodwill	3
Total assets	1,449
Less:
Accounts payable and other	(42)
Non-recourse borrowings	(209)
Deferred income tax liabilities	(84)
Non-controlling interests	0
Total liabilities	(335)
Net assets acquired	1,114
Consideration	1,114
La Trobe [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	155
Accounts receivable and other	37
Other financial assets	4,511
Inventory	0
Equity accounted investments	0
Property, plant and equipment	4
Intangible assets	646
Goodwill	392
Deferred income tax assets	9
Total assets	5,754
Less:
Accounts payable and other	(39)
Non-recourse borrowings	(4,471)
Deferred income tax liabilities	(194)
Non-controlling interests	0
Total liabilities	(4,704)
Net assets acquired	1,050
Consideration	1,050
Scientific Games, LLC | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	61
Accounts receivable and other	272
Other financial assets	4
Inventory	169
Equity accounted investments	277
Property, plant and equipment	313
Intangible assets	3,983
Goodwill	1,235
Deferred income tax assets	4
Total assets	6,318
Less:
Accounts payable and other	(333)
Non-recourse borrowings	0
Deferred income tax liabilities	(206)
Non-controlling interests	0
Total liabilities	(539)
Net assets acquired	5,779
Consideration	5,779
German Office Portfolio | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	357
Accounts receivable and other	93
Other financial assets	105
Inventory	0
Equity accounted investments	0
Investment properties	5,429
Property, plant and equipment	35
Intangible assets	0
Goodwill	453
Deferred income tax assets	0
Total assets	6,472
Less:
Accounts payable and other	(243)
Non-recourse borrowings	(1,965)
Deferred income tax liabilities	(760)
Non-controlling interests	(1,509)
Total liabilities	(4,477)
Net assets acquired	1,995
Consideration	1,995
U.S. Wind [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	26	1
Accounts receivable and other	280	71
Other financial assets	2
Inventory	0	6
Equity accounted investments	0	0
Investment properties		0
Property, plant and equipment	1,796	1,643
Intangible assets	0	0
Goodwill	9	0
Deferred income tax assets		0
Total assets	2,113	1,721
Less:
Accounts payable and other	(970)	(142)
Non-recourse borrowings	(25)	(835)
Deferred income tax liabilities	0	0
Non-controlling interests	(26)	0
Total liabilities	(1,021)	(977)
Net assets acquired	1,092	744
Consideration	1,092	744
US Distributed Generation Portfolio | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	22	1
Accounts receivable and other	58	28
Other financial assets	0
Inventory	0	0
Equity accounted investments	0	0
Investment properties		0
Property, plant and equipment	561	723
Intangible assets	0	0
Goodwill	287	117
Deferred income tax assets		0
Total assets	928	869
Less:
Accounts payable and other	(77)	(45)
Non-recourse borrowings	(48)	(140)
Deferred income tax liabilities	(43)	0
Non-controlling interests	0	0
Total liabilities	(168)	(185)
Net assets acquired	760	684
Consideration	760	684
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,650	586
Accounts receivable and other	2,137	1,485
Other financial assets	4,769
Inventory	523	721
Equity accounted investments	683	72
Investment properties		988
Property, plant and equipment	7,973	17,235
Intangible assets	11,978	8,336
Goodwill	9,581	6,591
Deferred income tax assets	73	15
Total assets	49,172	36,029
Less:
Accounts payable and other	(4,351)	(5,401)
Non-recourse borrowings	(9,107)	(9,257)
Deferred income tax liabilities	(2,857)	(2,758)
Non-controlling interests	(1,980)	(183)
Total liabilities	(18,295)	(17,599)
Net assets acquired	30,877	18,430
Consideration	30,507	18,430
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	953	288
Accounts receivable and other	1,446	826
Other financial assets	4,558
Inventory	485	690
Equity accounted investments	461	20
Investment properties	0	0
Property, plant and equipment	1,502	2,518
Intangible assets	11,594	4,535
Goodwill	8,155	3,960
Deferred income tax assets	62	6
Total assets	29,216	12,843
Less:
Accounts payable and other	(2,300)	(1,811)
Non-recourse borrowings	(4,924)	(132)
Deferred income tax liabilities	(1,911)	(1,215)
Non-controlling interests	(96)	(22)
Total liabilities	(9,231)	(3,180)
Net assets acquired	19,985	9,663
Consideration	19,985	9,663
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		217
Accounts receivable and other		455
Inventory		23
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		10,179
Intangible assets		3,734
Goodwill		2,400
Deferred income tax assets		9
Total assets		17,017
Less:
Accounts payable and other		(3,271)
Non-recourse borrowings		(6,698)
Deferred income tax liabilities		(1,430)
Non-controlling interests		(156)
Total liabilities		(11,555)
Net assets acquired		5,462
Consideration		5,462
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	85	3
Accounts receivable and other	379	100
Other financial assets	12
Inventory	31	6
Equity accounted investments	0	45
Investment properties	0	0
Property, plant and equipment	3,087	2,366
Intangible assets	0	0
Goodwill	691	118
Deferred income tax assets	10	0
Total assets	4,295	2,638
Less:
Accounts payable and other	(1,201)	(188)
Non-recourse borrowings	(424)	(975)
Deferred income tax liabilities	(50)	0
Non-controlling interests	(32)	(2)
Total liabilities	(1,707)	(1,165)
Net assets acquired	2,588	1,473
Consideration	2,588
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	605	78
Accounts receivable and other	302	104
Other financial assets	188
Inventory	5	2
Equity accounted investments	222	7
Investment properties	9,805	988
Property, plant and equipment	3,224	2,172
Intangible assets	82	67
Goodwill	456	113
Deferred income tax assets	0	0
Total assets	14,889	3,531
Less:
Accounts payable and other	(795)	(131)
Non-recourse borrowings	(3,707)	(1,452)
Deferred income tax liabilities	(878)	(113)
Non-controlling interests	(1,788)	(3)
Total liabilities	(7,168)	(1,699)
Net assets acquired	7,721	1,832
Consideration	7,351	$ 1,832
Total | Infrastructure and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	7
Accounts receivable and other	10
Other financial assets	11
Inventory	2
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	160
Intangible assets	302
Goodwill	279
Deferred income tax assets	1
Total assets	772
Less:
Accounts payable and other	(55)
Non-recourse borrowings	(52)
Deferred income tax liabilities	(18)
Non-controlling interests	(64)
Total liabilities	(189)
Net assets acquired	583
Consideration	$ 583